FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2008

                  Date of reporting period: March 31, 2009





Item 1. Schedule of Investments.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

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   Principal Amount      General Obligation Bonds (39.0%)                             Ratings Moody's/  Value (a)
                                                                                         S&P/ Fitch
----------------------- -------------------------------------------------------------------------------------------

                         Bristol, Rhode Island
 $           2,200,000  4.000%, 02/15/26 Assured Guaranty Insured                        Aa2/AAA/NR    $   2,149,708
             2,500,000  4.375%, 02/15/29 Assured Guaranty Insured                        Aa2/AAA/NR        2,462,350

                        Coventry, Rhode Island
               550,000  5.000%, 11/01/16 AMBAC Insured                                    A1/NR/NR           580,487
               550,000  5.000%, 11/01/17 AMBAC Insured                                    A1/NR/NR           578,243

                         Cranston, Rhode Island
             1,000,000  4.250%, 04/01/18 National-re Insured                            Baa1/AA-/BBB+      1,026,170
             1,000,000  4.250%, 04/01/19 National-re Insured                            Baa1/AA-/BBB+      1,013,290
             1,000,000  4.300%, 04/01/20 National-re Insured                            Baa1/AA-/BBB+      1,007,210
               250,000  5.000%, 02/15/22 FSA Insured                                     Aa3/AAA/AAA         255,285
             1,000,000  4.500%, 04/01/23 National-re Insured                            Baa1/AA-/BBB+      1,005,360
               250,000  5.000%, 02/15/24 FSA Insured                                     Aa3/AAA/AAA         257,155
             2,455,000  4.625%, 07/01/25 FSA Insured                                     Aa3/AAA/AAA       2,337,406
             1,500,000  4.500%, 04/01/26 National-re Insured                            Baa1/AA-/BBB+      1,426,350

                         Cumberland, Rhode Island
               250,000  4.000%, 02/01/14 National-re FGIC Insured                         A3/AA-/NR          263,975
               250,000  4.000%, 02/01/15 National-re FGIC Insured                         A3/AA-/NR          260,810
               250,000  4.000%, 02/01/16 National-re FGIC Insured                         A3/AA-/NR          259,153
               250,000  4.100%, 02/01/17 National-re FGIC Insured                         A3/AA-/NR          259,500
             1,000,000  4.250%, 08/01/17 FSA Insured                                     Aa3/AAA/AAA       1,095,330
               250,000  4.150%, 02/01/18 National-re FGIC Insured                         A3/AA-/NR          258,665
               600,000  4.250%, 08/01/18  FSA Insured                                    Aa3/AAA/AAA         652,962
             1,255,000  5.000%, 10/01/18 National-re Insured                              A3/AA/NR         1,295,951
             1,040,000  5.200%, 10/01/21 National-re Insured                              A3/AA-/NR        1,071,335

                        Lincoln, Rhode Island
             1,000,000  4.500%, 08/01/24 National-re Insured                             Aa3/NR/AA-        1,032,080
             1,275,000  4.500%, 08/01/25 National-re Insured                             Aa3/NR/AA-        1,303,688
             2,000,000  4.500%, 08/01/26 National-re Insured                             Aa3/NR/AA-        2,032,360

                        New Shoreham, Rhode Island
               245,000  4.000%, 11/15/15 AMBAC Insured                                   Baa1/AA/NR          255,040
               255,000  4.250%, 11/15/16 AMBAC Insured                                   Baa1/AA/NR          266,019
               270,000  4.250%, 11/15/17 AMBAC Insured                                   Baa1/AA/NR          281,102
               910,000  4.800%, 04/15/18 AMBAC Insured                                   Baa1/AA/NR          952,297
               285,000  4.500%, 11/15/18 AMBAC Insured                                   Baa1/AA/NR          297,748
             1,105,000  5.000%, 04/15/22 AMBAC Insured                                   Baa1/AA/NR        1,146,172

                         Newport, Rhode Island
             1,000,000  4.500%, 11/01/15 AMBAC Insured                                    Aa3/NR/NR        1,051,030
             1,000,000  4.750%, 11/01/18 AMBAC Insured                                    Aa3/NR/NR        1,042,190
               800,000  5.000%, 11/01/20 AMBAC Insured                                    Aa3/NR/NR          833,000

                         North Kingstown, Rhode Island
               500,000  3.750%, 10/01/12 National-re FGIC Insured                         Aa3/AA/NR          537,805

                         North Providence, Rhode Island
               500,000  4.700%, 09/15/14 FSA Insured                                     Aa3/AAA/AAA         526,345
               500,000  3.650%, 10/15/14 FSA Insured                                     Aa3/AAA/AAA         525,155
               500,000  3.750%, 10/15/15 FSA Insured                                     Aa3/AAA/AAA         518,145
               250,000  4.000%, 10/15/17 FSA Insured                                     Aa3/AAA/AAA         257,948

                         Pawtucket, Rhode Island
               250,000  4.400%, 09/15/10 AMBAC Insured                                   A3/NR/BBB+          258,823
               910,000  4.000%, 04/15/14 AMBAC Insured                                   A3/NR/BBB+          945,035

                         Providence, Rhode Island
               700,000  5.500%, 01/15/11 FSA Insured                                     Aa3/AAA/AAA         700,399
               500,000  5.000%, 07/15/14 FSA Insured                                     Aa3/AAA/AAA         568,650
             1,000,000  5.000%, 01/15/16 FGIC Insured (pre-refunded)                       A3/A/A          1,081,080
             1,000,000  5.000%, 01/15/17 FGIC Insured (pre-refunded)                       A3/A/A          1,081,080
             1,000,000  5.000%, 01/15/18 FGIC Insured (pre-refunded)                       A3/A/A          1,081,080

                         South Kingstown, Rhode Island
               500,000  5.500%, 06/15/12 FGIC Insured (pre-refunded)                      Aa2/NR/NR          535,155

                         State of Rhode Island
             4,000,000  5.000%, 08/01/14 Series A National-re FGIC Insured               Aa3/AA/AA-        4,232,080
             2,000,000  5.000%, 08/01/12 Series B National-re Insured                    Aa3/AA/AA-        2,227,040
             1,000,000  5.000%, 06/01/14 Series B National-re FGIC Insured               Aa3/AA/AA-        1,053,970
             2,000,000  5.000%, 08/01/15 Series B National-re FGIC Insured               Aa3/AA/AA-        2,102,100
             1,000,000  5.250%, 11/01/11 Series C National-re Insured                    Aa3/AA/AA-        1,097,400
             3,000,000  5.000%, 09/01/18 Series C National-re Insured                    Aa3/AA/AA-        3,180,840
             2,000,000  5.000%, 09/01/19 Series C National-re Insured                    Aa3/AA/AA-        2,121,040
             1,500,000  5.000%, 09/01/20 Series C National-re Insured                    Aa3/AA/AA-        1,590,420
             2,000,000  4.500%, 02/01/17 National-re Insured                             Aa3/AA/AA-        2,108,040
             2,000,000  5.250%, 11/01/17 FGIC Insured (pre-refunded)                     Aa3/AA/AA-        2,273,780

                          Warwick, Rhode Island
             1,000,000  4.000%, 08/01/16 FSA Insured  Series 2008                        Aa3/AAA/AAA       1,085,880
             1,015,000  4.000%, 08/01/17 FSA Insured  Series 2008                        Aa3/AAA/AAA       1,093,155
               250,000  4.000%, 07/15/11 AMBAC Insured                                    A1/AA-/NR          265,715
               250,000  4.125%, 07/15/13 AMBAC Insured                                    A1/AA-/NR          264,913
               665,000  4.250%, 07/15/14 AMBAC Insured                                    A1/AA-/NR          698,868
               700,000  4.375%, 07/15/15 AMBAC Insured                                    A1/AA-/NR          729,631
               770,000  4.600%, 07/15/17 AMBAC Insured                                    A1/AA-/NR          798,683
               810,000  4.700%, 07/15/18 AMBAC Insured                                    A1/AA-/NR          837,321
               855,000  4.750%, 07/15/19 AMBAC Insured                                    A1/AA-/NR          879,008
             1,000,000  5.000%, 01/15/19 National-re FGIC Insured                         A1/AA-/NR        1,031,900
               500,000  5.000%, 01/15/20 National-re FGIC Insured                         A1/AA-/NR          515,075
               905,000  4.250%, 01/15/18 Syncora Guarantee Inc. Insured                   A1/AA-/NR          928,014

                         West Warwick, Rhode Island
               500,000  4.875%, 03/01/16 AMBAC Insured                                    A3/NR/BBB          521,955
               670,000  5.000%, 03/01/17 AMBAC Insured                                    A3/NR/BBB          700,592
               700,000  5.050%, 03/01/18 AMBAC Insured                                    A3/NR/BBB          730,156
               735,000  5.100%, 03/01/19 AMBAC Insured                                    A3/NR/BBB          763,540

                        Westerly, Rhode Island
               900,000  4.000%, 07/01/17 National-re Insured                             Aa3/AA-/NR          947,385
               900,000  4.000%, 07/01/18 National-re Insured                             Aa3/AA-/NR          933,210

                        Woonsocket, Rhode Island
               655,000  4.450%, 12/15/12 National-re FGIC Insured                        Baa1/NR/A-          670,884
               685,000  4.550%, 12/15/13 National-re FGIC Insured                        Baa1/NR/A-          701,193

                                                                                                       -------------
                            Total General Obligation Bonds                                                75,709,909
                                                                                                       -------------

                         Revenue Bonds (60.4%)
                        -------------------------------------------------------------

                         Development Revenue Bonds (10.9%)
                        -------------------------------------------------------------

                        Providence, Rhode Island Redevelopment Agency
                        Revenue Refunding Public Safety Building
                        Project
             1,925,000  5.200%, 04/01/11 Series A 1999 AMBAC Insured (pre-refunded)      Baa1/NR/NR        2,033,782
               500,000  5.300%, 04/01/12 AMBAC Insured 1999 Series A (pre-refunded)      Baa1/NR/NR          528,755
             2,000,000  4.750%, 04/01/22 AMBAC Insured Series A                           Baa1/A/NR        1,906,100

                        Rhode Island Convention Center Authority Revenue Refunding
             1,350,000  5.000%, 05/15/10 National-re Insured Series 1993 B               Baa1/AA-/NR       1,396,764

                        Rhode Island State Economic Development Corp.,
                          Airport Revenue
               540,000  4.625%, 07/01/26 Assured Guaranty Insured Series B               Aa2/AAA/AAA         505,472
             1,000,000  5.000%, 07/01/18 Assured Guaranty Insured Series C               Aa2/AAA/AAA       1,060,700
             1,670,000  5.000%, 07/01/13 National-re Insured Series C                     A2/AA-/A         1,791,075
             1,500,000  5.000%, 07/01/22 National-re Insured Series C                     A2/AA-/A         1,512,690

                        Rhode Island State Economic Development Corp.,
                        Motor Fuel Tax Revenue (Rhode Island
                        Department of Transportation)
               500,000  3.750%, 06/15/13 AMBAC Insured Series 2003 A                       A2/A+/A           507,955
             1,000,000  4.000%, 06/15/15 Series A AMBAC Insured                            A2/A+/A         1,006,110
             2,385,000  4.700%, 06/15/23 Series 2003A AMBAC Insured                        A2/A+/A         2,365,324
             1,000,000  4.000%, 06/15/18 Series 2006A AMBAC Insured                        A2/A+/A         1,003,680

                         Rhode Island State Economic Development Corp.,
                         (Rhode Island Airport Corp. Intermodal
                        Facility Project)
             1,000,000  4.250%, 07/01/17 CIFG Assurance North America,
                          Inc. Insured                                                  Baa1/BBB+/NR         942,660

                         Rhode Island Economic Development Corp.
                         (Rhode Island Department of Transportation)
             1,500,000  5.250%, 06/15/21 Assured Guaranty Insured                        Aa2/AAA/AAA       1,553,835

                         Rhode Island State Economic Development Corp.,
                         University of Rhode Island
               750,000  4.800%, 11/01/11 Series 1999 FSA Insured                         Aa3/NR/AAA          771,833
               750,000  4.900%, 11/01/12 Series 1999 FSA Insured                         Aa3/NR/AAA          771,023
               750,000  4.900%, 11/01/13 Series 1999 FSA Insured                         Aa3/NR/AAA          769,485
               750,000  5.000%, 11/01/14 Series 1999 FSA Insured                         Aa3/NR/AAA          768,855

                                                                                                       --------------
                         Total Development Revenue Bonds                                                  21,196,098
                                                                                                       --------------

                         Higher Education Revenue Bonds (34.1%)
                        -------------------------------------------------------------

                         Providence, Rhode Island Public Building Authority,
                         School Projects
               500,000  5.500%, 12/15/14 Series 1996 B National-re Insured               Baa1/AA-/NR         499,955
               500,000  5.500%, 12/15/15 Series 1996 B National-re Insured               Baa1/AA-/NR         500,105
             1,000,000  5.250%, 12/15/14 Series 1998 A FSA Insured                       Aa3/AAA/AAA       1,026,080
               685,000  5.000%, 12/15/18 Series 1998 A FSA Insured                       Aa3/AAA/AAA         700,502
               500,000  5.125%, 12/15/14 Series 1999 A AMBAC Insured                      Baa1/A/NR          519,865
               250,000  5.250%, 12/15/15 Series 1999 A AMBAC Insured                      Baa1/A/NR          259,718
             1,395,000  4.000%, 12/15/12 Series 2003 A National-re Insured               Baa1/AA-/NR       1,425,760
             1,450,000  4.000%, 12/15/13 Series 2003 A National-re Insured               Baa1/AA-/NR       1,462,847
             1,505,000  4.000%, 12/15/14 Series 2003 A National-re Insured               Baa1/AA-/NR       1,501,132
             1,570,000  4.000%, 12/15/15 Series 2003 A National-re Insured               Baa1/AA-/NR       1,541,191
             1,630,000  4.000%, 12/15/16 Series 2003 A National-re Insured               Baa1/AA-/NR       1,570,880

                        Providence, Rhode Island Public Building Authority
               150,000  5.500%, 12/15/13 National-re Insured 2006 Series B               Baa1/AA-/NR         149,999

                         Providence, Rhode Island Public Building School &
                          Public Facilities Project
             1,500,000  5.250%, 12/15/17  Series A AMBAC Insured                          Baa1/A/NR        1,553,370
             1,000,000  5.250%, 12/15/19  Series 1999 A AMBAC Insured                     Baa1/A/NR        1,032,670

                         Rhode Island Economic Development Corp. Rhode Island
                         Department of Transportation
               395,000  5.000%, 06/15/10 National-re FGIC Insured Series 2006 A          Aa3/AA-/AA-         407,537

                         Rhode Island Health & Education Building Corp.,
                          Brown University
             2,000,000  5.250%, 09/01/17 Series 1993 National-re Insured                 Aa1/AA+/NR        2,110,560

                         Rhode Island Health & Education Building Corp.,
                         Bryant College
                                                                                                                   -
             1,000,000   5.125%, 06/01/19 AMBAC Insured                                    A2/A/NR         1,038,160
               230,000   5.000%, 12/01/21 AMBAC Insured                                    A2/A/NR           235,916

                         Rhode Island Health & Education Building Corp.,
                          Higher Educational Facilities
             1,010,000   3.625%, 09/15/14 Series 2003 B National-re Insured              Baa1/AA-/NR       1,025,564
             1,050,000   4.000%, 09/15/15 Series 2003 B National-re Insured              Baa1/AA-/NR       1,072,313
             1,040,000   4.000%, 09/15/16 Series 2003 B National-re Insured              Baa1/AA-/NR       1,051,825
               600,000   3.625%, 09/15/14 Series 2003 C National-re Insured              Baa1/AA-/NR         609,246
               500,000   4.000%, 09/15/15 Series 2003 C National-re Insured              Baa1/AA-/NR         510,625
               500,000   4.000%, 09/15/16 Series 2003 C National-re Insured              Baa1/AA-/NR         505,685
             1,500,000   4.250%, 05/15/21 Series A FSA Insured                           Aa3/NR/AAA        1,511,235
             1,500,000   4.375%, 05/15/22 Series A FSA Insured                           Aa3/NR/AAA        1,507,230

                         Rhode Island Health & Education Building Corp.,
                         Johnson & Wales University
               465,000  5.500%, 04/01/15 Series 1999 A National-re Insured               Baa1/AA-/NR         492,951
               900,000  5.500%, 04/01/16 Series 1999 A National-re Insured               Baa1/AA-/NR         948,528
               785,000  5.500%, 04/01/17 Series 1999 A National-re Insured               Baa1/AA-/NR         824,313
             1,360,000  4.000%, 04/01/12 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*        1,380,713
             3,210,000  4.000%, 04/01/13 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*        3,252,597
               500,000  5.250%, 04/01/14 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*          518,190
             2,000,000  4.000%, 04/01/14 Series 2003 Syncora Guarantee Inc. Insured       NR/NR/NR*        1,977,700
             1,300,000  5.000%, 04/01/29 National-re Insured                             Baa1/AA-/NR       1,109,706

                         Rhode Island Health & Educational Building Corp.,
                          Higher Education Facility, Providence
                        College
             1,000,000  5.000%, 11/01/24 Syncora Guarantee Inc. Insured
                         Series 2003 A                                                    A2/NR/NR           975,660

                         Rhode Island Health & Educational Building Corp.,
                         Higher Education Facility, Rhode
                        Island School of Design
               250,000  4.400%, 06/01/15 National-re Insured                              A1/AA-/NR          261,628
               585,000  4.600%, 06/01/17 National-re Insured                              A1/AA-/NR          609,863
               505,000  4.700%, 06/01/18 Series 2001 National-re Insured                  A1/AA-/NR          525,240
               280,000  4.750%, 06/01/19 Series 2001 National-re Insured                  A1/AA-/NR          289,265
             1,310,000  5.625%, 08/15/22 Syncora Guarantee Inc. Insured Series D          A1/NR/NR         1,363,029
               900,000  5.000%, 08/15/23 Syncora Guarantee Inc. Insured Series D          A1/NR/NR           907,101

                         Rhode Island Health & Educational Building Corp.,
                          Higher Education Facility, Roger
                        Williams University
               500,000  5.000%, 11/15/24 AMBAC Insured                                    Baa1/A/NR          495,695

                         Rhode Island Health & Education Building Corp.,
                          Lifespan Obligation
             2,500,000  5.000%, 05/15/20 FSA Insured Series A                            Aa3/AAA/AAA       2,504,300
             1,900,000  5.250%, 05/15/26 National-re Insured                              A3/AA-/NR        1,726,017

                         Rhode Island Health & Education Building Corp.,
                          Public School Financing
             1,000,000  5.000%, 05/15/17 Series 2006 A FSA Insured                       Aa3/AAA/AAA       1,107,680
               500,000  5.000%, 05/15/17 FSA Insured 2008 Series A                       Aa3/NR/AAA          556,310
               500,000  5.000%, 05/15/20 Series 2007 A FSA Insured                       Aa3/NR/AAA          523,045
             1,000,000  4.250%, 05/15/21 Series 2007 B FSA Insured                       Aa3/AAA/AAA         976,800
             2,000,000  4.750%, 05/15/29 FSA Insured Series A                            Aa3/NR/AAA        1,895,600

                         Rhode Island Health & Education Building Corp.,
                          Roger Williams University
               500,000  5.125%, 11/15/11 AMBAC Insured                                    Baa1/A/NR          508,740
             1,000,000  5.125%, 11/15/14 Series 1996 S AMBAC Insured                      Baa1/A/NR        1,023,340
             1,000,000  5.000%, 11/15/18 Series 1996 S AMBAC Insured                      Baa1/A/NR        1,011,080

                         Rhode Island Health & Educational Building Corp.,
                          University of Rhode Island
               300,000  5.200%, 09/15/16 Series 2000 B AMBAC Insured (pre-refunded)       A1/A+/NR           321,957
               800,000  5.000%, 09/15/23 Series 2003 C Refunding National-re Insured     Baa1/AA-/NR         805,368
             1,200,000  4.000%, 09/15/11 Series 2005 G AMBAC Insured                      A1/A+/NR         1,273,680
             1,200,000  4.125%, 09/15/12 Series 2005 G AMBAC Insured                      A1/A+/NR         1,297,104
             1,200,000  4.125%, 09/15/13 Series 2005 G AMBAC Insured                      A1/A+/NR         1,299,528
             1,000,000  4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured            A1/A+/NR           954,550

                         Rhode Island Health & Education Facilities Authority,
                          Providence College
             1,000,000  4.250%, 11/01/14 Syncora Guarantee Inc. Insured                   A2/NR/NR         1,016,620
             2,500,000  4.375%, 11/01/15 Syncora Guarantee Inc. Insured                   A2/NR/NR         2,534,625
             2,500,000  4.500%, 11/01/16 Syncora Guarantee Inc. Insured                   A2/NR/NR         2,528,775
             1,000,000  4.500%, 11/01/17 Syncora Guarantee Inc. Insured                   A2/NR/NR         1,003,250

                                                                                                       --------------
                         Total Higher Education Revenue Bonds                                             66,130,518
                                                                                                       --------------

                         Housing Revenue Bonds (0.5%)
                        -------------------------------------------------------------

                         Rhode Island Housing & Mortgage Finance Corp. Homeowner
                         Opportunity
             1,000,000  3.750%, 10/01/13 Series 50-A National-re Insured                  A2/AA+/NR        1,043,300
                                                                                                       --------------

                         Lease Revenue Bonds (0.6%)
                        -------------------------------------------------------------

                        Rhode Island State Certificates of Participation Kent
                         County Court House Project
               250,000  5.000%, 10/01/22 National-re Insured Series 2004 A                A1/AA-/A+          250,833

                         Rhode Island State & Providence Plantations Lease
                          Participation Certificates (Central
                        Power Plant)
             1,000,000  4.000%, 10/01/20 Series D FSA Insured                            Aa3/AAA/AAA       1,007,890
                                                                                                       --------------
                                                                                                           1,258,723
                                                                                                       --------------

                         Pollution Control Revenue Bonds (3.5%)
                        -------------------------------------------------------------

                         Rhode Island Clean Water Finance Agency, Water Pollution
                         Control Bonds
             1,800,000   5.000%, 10/01/18 Series 2002 B National-re Insured               Aaa/AA/NR        1,895,346
             4,765,000   4.375%, 10/01/21 Series 2002 B National-re Insured               Aaa/AA/NR        4,827,374

                                                                                                       --------------
                         Total Pollution Control Revenue Bonds                                             6,722,720
                                                                                                       --------------

                         Water and Sewer Revenue Bonds (7.3%)
                        -------------------------------------------------------------

                         Bristol County, Rhode Island Water Authority
               750,000  5.250%, 07/01/17 Series 1997 A National-re Insured               Baa1/AA-/NR         751,238
             1,000,000  3.500%, 12/01/13 Series 2004 Refunding A National-re Insured     Baa1/AA-/NR       1,026,840
             1,000,000  3.500%, 12/01/14 Series 2004 Refunding A National-re Insured     Baa1/AA-/NR       1,011,770

                         Kent County, Rhode Island Water Authority
               500,000  4.000%, 07/15/12  Series 2002 A National-re Insured              Baa1/AA-/NR         540,225
             1,055,000  4.150%, 07/15/14  Series 2002 A National-re Insured              Baa1/AA-/NR       1,105,429

                        Narragansett, Rhode Island Bay Commission Water Authority
               365,000  5.000%, 08/01/27 National-re Insured Series A                    Baa1/AA-/NR         356,415

                         Rhode Island Clean Water Protection Finance Agency
               300,000  5.400%, 10/01/09 1993 Series 1993 A National-re Insured          Aaa/AA-/NR          306,918
             1,250,000  5.400%, 10/01/15 1993 Series A National-re Insured               Aaa/AA-/NR        1,390,075
               500,000  4.500%, 10/01/11 1993 Series B AMBAC Insured                      Aa1/A/NR           507,610
               500,000  4.750%, 10/01/20 1999 Series A AMBAC Insured                      Aaa/A/NR           502,595
             1,000,000  5.125%, 10/01/11 1999 Series C National-re Insured                Aaa/AA/NR        1,019,290
               500,000  4.600%, 10/01/13 Series A AMBAC Insured                           Aaa/A/NR           506,290
               500,000  4.750%, 10/01/14 Series A AMBAC Insured                           Aaa/A/NR           505,940
             2,000,000  4.750%, 10/01/18 Series A AMBAC Insured                           Aaa/A/NR         2,014,780

                         Rhode Island Water Resources Board Public Drinking
                         Water Protection
             1,500,000  4.000%, 03/01/14 Series 2002 National-re Insured                 Baa1/AA-/NR       1,561,905
               405,000  4.250%, 03/01/15 Series 2002 National-re Insured
                         (pre-refunded)                                                  Baa1/AA-/NR         439,380
               595,000  4.250%, 03/01/15 Series 2002 National-re Insured                 Baa1/AA-/NR         615,569

                                                                                                       --------------
                         Total Water and Sewer Revenue Bonds                                              14,162,269
                                                                                                       --------------

                         Other Revenue Bonds (3.5%)
                        -------------------------------------------------------------

                        Rhode Island Convention Center Authority Refunding Bonds
             2,000,000  5.000%, 05/15/21 FSA Insured                                     Aa3/AAA/AAA       2,032,540
             1,500,000  5.500%, 05/15/27 Assured Guaranty Insured Series A               Aa2/AAA/AAA       1,493,100

                        Rhode Island Refunding Bond Authority State Public Projects
               500,000  5.250%, 02/01/10 AMBAC Insured Series 1998 A                      A1/AA-/A+          500,520

                         State of Rhode Island Depositors Economic Protection Corp.
               445,000  6.550%, 08/01/10 National-re Insured ETM                          NR/AA/NR           461,443
               500,000  6.000%, 08/01/17 Ser. 1992 B National-re Insured ETM              NR/AA/NR           558,925
             1,045,000  5.250%, 08/01/21 Ser. 1993 B National-re Insured ETM
                         (pre-refunded)                                                   NR/AA/NR         1,125,026
               250,000  5.750%, 08/01/21 FSA Insured Series A ETM                         NR/NR/NR*          301,455
               215,000  6.375%, 08/01/22 National-re Insured Series A ETM                NR/AA+/AAA          271,943

                                                                                                       --------------
                         Total Other Revenue Bonds                                                         6,744,952
                                                                                                       --------------

                         Total Revenue Bonds                                                             117,258,580
                                                                                                       --------------

                         Total Investments (cost $188,754,292-note b)                 99.4%              192,968,489


                         Other assets less liabilities                                 0.6                 1,106,111
                                                                                       ----            --------------

                         Net Assets                                                  100.0%             $194,074,600
                                                                                     ======
                                                                                                      ===============

                                                                             Percent of
               Portfolio Distribution By Quality Rating                      Portfolio +
               ----------------------------------------                      -----------

               Aaa of Moody's or AAA of S&P or Fitch                             26.3%
               Aa of Moody's or AA of S&P or Fitch                               47.5%
               A of Moody's or S&P or Fitch                                      20.5%
               Baa of Moody's or BBB of S&P                                       1.8%
               Not rated                                                          3.9%
                                                                            ----------
                                                                                100.0%
                                                                            ==========



                + Calculated using the highest rating of the three rating services.

                * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a rating service.

                Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.

                                  PORTFOLIO ABBREVIATIONS:

              AMBAC- American Municipal Bond Assurance Corp.
              CIFG -CDC IXIS Financial Guaranty
              ETM- Escrowed to Maturity
              FGIC- Financial Guaranty Insurance Co.
              FSA - Financial Security Assurance
              MBIA- Municipal Bond Investors Assurance
              National-re-National Public Finance Guarantee Corporation National-re-FGIC-Reinsured FGIC bonds
              NR - Not rated

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $188,739,588 amounted to $4,228,901, which consisted of aggregate gross unrealized appreciation of $5,311,862 and aggregate gross unrealized depreciation of $1,082,961.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective July 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2009:

                                                          Investments in
 Valuation Inputs                                            Securities


 Level 1 - Quoted Prices                                   $            -
 Level 2 - Other Significant Observable Inputs             $  192,968,489
 Level 3 - Significant Unobservable Inputs                 $            -
                                                           --------------
 Total                                                     $  192,968,489
                                                           ==============



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 28, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 28, 2009